SCHEDULE OF INVESTMENTS
Ivy Pzena International Value Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Belgium
Financials – 0.7%
KBC Group N.V.	27	$1,549

Total Belgium - 0.7%		$1,549
China
Utilities – 1.6%
China Resources Power Holdings Co. Ltd.	2,976	3,510

Total China - 1.6%		$3,510
Denmark
Financials – 0.8%
Danske Bank A.S.	121	1,616

Industrials – 3.8%
A.P. Moller - Maersk A/S(A)	7	8,214

Total Denmark - 4.6%		$9,830
France
Communication Services – 1.6%
Publicis Groupe S.A.	103	3,331

Consumer Discretionary – 2.8%
Compagnie Generale des Etablissements Michelin, Class B	58	6,006

Financials – 2.4%
Amundi S.A.	55	4,353
SCOR SE	30	834

		5,187

Health Care – 1.2%
Sanofi-Aventis	27	2,704

Industrials – 6.1%
Bouygues S.A.	65	2,229
Rexel S.A.	772	8,842
Schneider Electric S.A.	20	2,196

		13,267

Total France - 14.1%		$30,495
Germany
Industrials – 1.3%
Siemens AG	23	2,763

Materials – 5.6%
BASF Aktiengesellschaft	108	6,080
Covestro AG	159	6,070

		12,150

Total Germany - 6.9%		$14,913
Hong Kong
Consumer Discretionary – 0.4%
Galaxy Entertainment Group	130	892

Information Technology – 1.4%
Lenovo Group Ltd.	5,458	3,045

Total Hong Kong - 1.8%		$3,937
Italy
Financials – 0.6%
UniCredit S.p.A.	148	1,364

Utilities – 1.5%
ENEL S.p.A.	373	3,227

Total Italy - 2.1%		$4,591

Japan
Consumer Discretionary – 7.9%
Honda Motor Co. Ltd.	236	6,027
Iida Group Holdings Co. Ltd.(A)	140	2,158
Isuzu Motors Ltd.	119	1,084
Panasonic Corp.	620	5,435
Suzuki Motor Corp.	70	2,380

		17,084

Energy – 3.9%
ENEOS Holdings, Inc.	1,177	4,196
Inpex Corp.	668	4,173

		8,369

Financials – 3.6%
Fukuoka Financial Group, Inc.	77	1,211
MS&AD Insurance Group Holdings, Inc.	41	1,135
Resona Holdings, Inc.	503	1,720
Sumitomo Mitsui Financial Group, Inc.	98	2,777
T&D Holdings, Inc.	112	963

		7,806

Industrials – 3.3%
Komatsu Ltd.	238	4,876
Mitsui & Co. Ltd.	138	2,040

		6,916

Information Technology – 1.0%
Fujitsu Ltd.	18	2,131

Materials – 3.1%
Hitachi Metals Ltd.	553	6,628

Total Japan - 22.8%		$48,934
Luxembourg
Materials – 0.0%
ArcelorMittal	6	65

Total Luxembourg - 0.0%		$65
Netherlands
Communication Services – 1.0%
Koninklijke KPN N.V.	812	2,159

Energy – 0.4%
Royal Dutch Shell plc, Class A	47	770

Financials – 1.9%
ING Groep N.V., Certicaaten Van Aandelen	583	4,065

Total Netherlands - 3.3%		$6,994
Singapore
Consumer Staples – 2.0%
Wilmar International Ltd.	1,458	4,313

Financials – 1.5%
DBS Group Holdings Ltd.	211	3,169

Total Singapore - 3.5%		$7,482
South Korea
Financials – 0.9%
Shinhan Financial Group Co. Ltd.	82	1,988

Materials – 1.8%
POSCO	26	3,806

Total South Korea - 2.7%		$5,794

Spain
Financials – 0.9%
Bankia S.A.	1,842	1,970

Total Spain - 0.9%		$1,970
Sweden
Information Technology – 1.0%
Telefonaktiebolaget LM Ericsson, B Shares	240	2,228

Total Sweden - 1.0%		$2,228
Switzerland
Financials – 2.9%
Credit Suisse Group AG, Registered Shares(B)	165	1,713
UBS Group AG(B)	387	4,469

		6,182

Health Care – 4.8%
Novartis AG, Registered Shares	41	3,594
Roche Holdings AG, Genusscheine	19	6,590

		10,184

Industrials – 1.1%
ABB Ltd.	104	2,363

Total Switzerland - 8.8%		$18,729
Taiwan
Information Technology – 3.1%
Catcher Technology Co. Ltd.	413	3,130
Hon Hai Precision Industry Co. Ltd.	1,177	3,455

		6,585

Total Taiwan - 3.1%		$6,585
United Kingdom
Communication Services – 1.9%
Vodafone Group plc	2,622	4,169

Consumer Staples – 3.2%
J Sainsbury plc	1,768	4,575
Tesco plc	831	2,336

		6,911

Energy – 3.7%
John Wood Group plc	2,050	4,916
TechnipFMC plc(B)	461	3,151

		8,067

Financials – 6.2%
Aviva plc	638	2,163
Barclays plc	1,494	2,108
HSBC Holdings plc	784	3,644
Royal Bank of Scotland Group plc (The)	1,497	2,248
Standard Chartered plc	608	3,294

		13,457

Industrials – 2.3%
Travis Perkins plc	354	4,935

Total United Kingdom - 17.3%		$37,539
United States
Health Care – 1.2%
Mylan, Inc.(B)	168	2,706

Total United States - 1.2%		$2,706

TOTAL COMMON STOCKS – 96.4%		$207,851
(Cost: $260,844)

PREFERRED STOCKS
Germany
Consumer Discretionary – 2.2%
Volkswagen AG, 2.260%(B)	31	4,677

Total Germany - 2.2%		$4,677

TOTAL PREFERRED STOCKS – 2.2%		$4,677
(Cost: $5,324)

SHORT-TERM SECURITIES
Money Market Funds (C) – 1.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%	1,080	1,080
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.100%(D)	2,300	2,300

		3,380

TOTAL SHORT-TERM SECURITIES – 1.6%		$3,380
(Cost: $3,380)

TOTAL INVESTMENT SECURITIES – 100.2%		$215,908
(Cost: $269,548)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(495)

NET ASSETS – 100.0%		$215,413

Notes to Schedule of Investments

(A) All or a portion of securities with an aggregate value of $3,367 are on loan.

(B) No dividends were paid during the preceding 12 months.

(C) Rate shown is the annualized 7-day yield at June 30, 2020.

(D) Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$—	$9,659	$—
Consumer Discretionary	—	23,982	—
Consumer Staples	—	11,224	—
Energy	3,151	14,055	—
Financials	—	48,353	—
Health Care	2,706	12,888	—
Industrials	—	38,458	—
Information Technology	—	13,989	—
Materials	—	22,649	—
Utilities	—	6,737	—

Total Common Stocks	$5,857	$201,994	$—
Preferred Stocks	—	4,677	—
Short-Term Securities	3,380	—	—

Total	$9,237	$206,671	$—

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$269,548

Gross unrealized appreciation	9,875
Gross unrealized depreciation	(63,515)

Net unrealized depreciation	$(53,640)